SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Deferred Offering Costs (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Apr. 02, 2025
Deferred Offering Costs [Abstract]
Deferred offering costs	$ 250,000	$ 1,500,000		$ 1,100,000
Deferred offering costs write off expense	$ 381,774	$ 0	$ 0